Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2014
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables	Accrued expenses and other payables consisted of the following:
	December 31,2014		December 31,2013
	RMB	US$	RMB
Other payables	6,095	982	6,577
Predicted liability	-	-	200
	6,095	982	6,777